Related Party Transactions - Schedule of Related Parties Transactions (Details) - USD ($)	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023
Zhaohui Chen [Member]
Related Party Transaction [Line Items]
Related party relationship	Director of Shanghai TD Manufacturing
Total due from related parties	$ 9,962	$ 13,354
Total due to related parties		3,086
Yun Zhang [Member]
Related Party Transaction [Line Items]
Related party relationship	Director of Shanghai TD Installation
Total due from related parties	$ 548	4,207
Qi Qin [Member]
Related Party Transaction [Line Items]
Related party relationship	Supervisor of Shanghai TD Manufacturing in 2021
Total due from related parties	$ 4,795	5,365
Shanghai Muling Industry Co., LTD [Member]
Related Party Transaction [Line Items]
Related party relationship	An entity controlled by Jiling Cheng
Total due from related parties	$ 1,189,492	1,399,282
Total revenue from related parties	$ 7,439,113
Bin Lu [Member]
Related Party Transaction [Line Items]
Related party relationship	Principal shareholder, Director, Juridical person
Total due from related parties		15,530
Zhejiang Xinghang Precision Machinery Co., LTD [Member]
Related Party Transaction [Line Items]
Related party relationship	An entity controlled by Jiling Cheng
Total due from related parties		1,238,751
Total due to related parties	46,580
Total revenue from related parties	$ 1,233,073	4,113,760
Shanghai Huafeng Investment Holding Co., LTD [Member]
Related Party Transaction [Line Items]
Related party relationship	An entity controlled by Zixuan Chen
Total due from related parties		387
Related Party [Member]
Related Party Transaction [Line Items]
Total due from related parties	1,204,797	2,676,876
Total due to related parties	102,820	157,624
Total revenue from related parties	$ 8,672,186	4,113,760
Yue Xu [Member]
Related Party Transaction [Line Items]
Related party relationship	Director of Shanghai TD Installation
Total due to related parties		3,023
Jiling Cheng [Member]
Related Party Transaction [Line Items]
Related party relationship	Supervisor of Shanghai TD Parking and Shanghai TP Parking
Total due to related parties	$ 3,669	34,112
Shanghai Liqing Information Technology Co. LTD [Member]
Related Party Transaction [Line Items]
Related party relationship	An entity controlled by Zixuan Chen
Total due to related parties	$ 5,480
Bin Lu [Member]
Related Party Transaction [Line Items]
Related party relationship	Principal shareholder, Director, Juridical person, Chief Executive Officer.
Total due to related parties	$ 47,091	$ 117,403